Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Jan. 24, 2025	Jan. 23, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 20, 2022	Oct. 19, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Common stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	4,500,000,000	100,000,000	100,000,000	4,500,000,000	600,000,000
Common stock, shares issued	2,750,947			2,586,982	2,275,367
Common stock, shares outstanding	2,750,947			2,586,982	2,275,367